UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22951

 NAME OF REGISTRANT:     FundX Investment Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 101 Montgomery Street, Suite
                                         2400
                                         San Francisco, CA 94104

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jason Browne
                                         101 Montgomery Street, Suite
                                         2400
                                         San Francisco, CA 94104

 REGISTRANT'S TELEPHONE NUMBER:          415-248-8366

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


FundX Aggressive Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 ISHARES MORNINGSTAR FUND                                                                    Agenda Number:  934621156
--------------------------------------------------------------------------------------------------------------------------
        Security:  464288752
    Meeting Type:  Special
    Meeting Date:  19-Jun-2017
          Ticker:  ITB
            ISIN:  US4642887529
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JANE D. CARLIN                                            Mgmt          No vote
       RICHARD L. FAGNANI                                        Mgmt          No vote
       DREW E. LAWTON                                            Mgmt          No vote
       MADHAV V. RAJAN                                           Mgmt          No vote
       MARK WIEDMAN                                              Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  934621156
--------------------------------------------------------------------------------------------------------------------------
        Security:  464287804
    Meeting Type:  Special
    Meeting Date:  19-Jun-2017
          Ticker:  IJR
            ISIN:  US4642878049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JANE D. CARLIN                                            Mgmt          No vote
       RICHARD L. FAGNANI                                        Mgmt          No vote
       DREW E. LAWTON                                            Mgmt          No vote
       MADHAV V. RAJAN                                           Mgmt          No vote
       MARK WIEDMAN                                              Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  934621156
--------------------------------------------------------------------------------------------------------------------------
        Security:  464287630
    Meeting Type:  Special
    Meeting Date:  19-Jun-2017
          Ticker:  IWN
            ISIN:  US4642876308
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JANE D. CARLIN                                            Mgmt          No vote
       RICHARD L. FAGNANI                                        Mgmt          No vote
       DREW E. LAWTON                                            Mgmt          No vote
       MADHAV V. RAJAN                                           Mgmt          No vote
       MARK WIEDMAN                                              Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  934621156
--------------------------------------------------------------------------------------------------------------------------
        Security:  464287879
    Meeting Type:  Special
    Meeting Date:  19-Jun-2017
          Ticker:  IJS
            ISIN:  US4642878791
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JANE D. CARLIN                                            Mgmt          No vote
       RICHARD L. FAGNANI                                        Mgmt          No vote
       DREW E. LAWTON                                            Mgmt          No vote
       MADHAV V. RAJAN                                           Mgmt          No vote
       MARK WIEDMAN                                              Mgmt          No vote



FundX Conservative Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  934621156
--------------------------------------------------------------------------------------------------------------------------
        Security:  464287705
    Meeting Type:  Special
    Meeting Date:  19-Jun-2017
          Ticker:  IJJ
            ISIN:  US4642877058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JANE D. CARLIN                                            Mgmt          No vote
       RICHARD L. FAGNANI                                        Mgmt          No vote
       DREW E. LAWTON                                            Mgmt          No vote
       MADHAV V. RAJAN                                           Mgmt          No vote
       MARK WIEDMAN                                              Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 JANUS INVESTMENT FUND                                                                       Agenda Number:  934526407
--------------------------------------------------------------------------------------------------------------------------
        Security:  47103C571
    Meeting Type:  Special
    Meeting Date:  17-May-2017
          Ticker:  JHYFX
            ISIN:  US47103C5711
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE A NEW INVESTMENT ADVISORY                      Mgmt          For                            For
       AGREEMENT BETWEEN THE TRUST, ON BEHALF OF
       YOUR FUND, AND JANUS CAPITAL MANAGEMENT LLC
       ("JANUS CAPITAL" OR THE "ADVISER").

4.     DIRECTOR
       DIANE L. WALLACE                                          Mgmt          For                            For

5.     TO APPROVE A PROPOSAL THAT WOULD AUTHORIZE                Mgmt          For                            For
       THE ADVISER TO ENTER INTO AND MATERIALLY
       AMEND SUB-ADVISORY AGREEMENTS IN THE FUTURE
       WITH WHOLLY-OWNED SUB-ADVISERS AND
       UNAFFILIATED SUB-ADVISERS, WITH THE
       APPROVAL OF THE BOARD OF TRUSTEES OF THE
       TRUST, BUT WITHOUT OBTAINING ADDITIONAL
       SHAREHOLDER APPROVAL (THE "MANAGER OF
       MANAGERS PROPOSAL").



FundX Flexible Income Fund
--------------------------------------------------------------------------------------------------------------------------
 JANUS INVESTMENT FUND                                                                       Agenda Number:  934526407
--------------------------------------------------------------------------------------------------------------------------
        Security:  47103C571
    Meeting Type:  Special
    Meeting Date:  17-May-2017
          Ticker:  JHYFX
            ISIN:  US47103C5711
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE A NEW INVESTMENT ADVISORY                      Mgmt          For                            For
       AGREEMENT BETWEEN THE TRUST, ON BEHALF OF
       YOUR FUND, AND JANUS CAPITAL MANAGEMENT LLC
       ("JANUS CAPITAL" OR THE "ADVISER").

4.     DIRECTOR
       DIANE L. WALLACE                                          Mgmt          For                            For

5.     TO APPROVE A PROPOSAL THAT WOULD AUTHORIZE                Mgmt          For                            For
       THE ADVISER TO ENTER INTO AND MATERIALLY
       AMEND SUB-ADVISORY AGREEMENTS IN THE FUTURE
       WITH WHOLLY-OWNED SUB-ADVISERS AND
       UNAFFILIATED SUB-ADVISERS, WITH THE
       APPROVAL OF THE BOARD OF TRUSTEES OF THE
       TRUST, BUT WITHOUT OBTAINING ADDITIONAL
       SHAREHOLDER APPROVAL (THE "MANAGER OF
       MANAGERS PROPOSAL").



FundX Flexible Total Return Fund
--------------------------------------------------------------------------------------------------------------------------
 JANUS INVESTMENT FUND                                                                       Agenda Number:  934526407
--------------------------------------------------------------------------------------------------------------------------
        Security:  47103C571
    Meeting Type:  Special
    Meeting Date:  17-May-2017
          Ticker:  JHYFX
            ISIN:  US47103C5711
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE A NEW INVESTMENT ADVISORY                      Mgmt          For                            For
       AGREEMENT BETWEEN THE TRUST, ON BEHALF OF
       YOUR FUND, AND JANUS CAPITAL MANAGEMENT LLC
       ("JANUS CAPITAL" OR THE "ADVISER").

4.     DIRECTOR
       DIANE L. WALLACE                                          Mgmt          For                            For

5.     TO APPROVE A PROPOSAL THAT WOULD AUTHORIZE                Mgmt          For                            For
       THE ADVISER TO ENTER INTO AND MATERIALLY
       AMEND SUB-ADVISORY AGREEMENTS IN THE FUTURE
       WITH WHOLLY-OWNED SUB-ADVISERS AND
       UNAFFILIATED SUB-ADVISERS, WITH THE
       APPROVAL OF THE BOARD OF TRUSTEES OF THE
       TRUST, BUT WITHOUT OBTAINING ADDITIONAL
       SHAREHOLDER APPROVAL (THE "MANAGER OF
       MANAGERS PROPOSAL").



FundX Sustainable Impact Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


FundX Tactical Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  934621156
--------------------------------------------------------------------------------------------------------------------------
        Security:  464287705
    Meeting Type:  Special
    Meeting Date:  19-Jun-2017
          Ticker:  IJJ
            ISIN:  US4642877058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JANE D. CARLIN                                            Mgmt          No vote
       RICHARD L. FAGNANI                                        Mgmt          No vote
       DREW E. LAWTON                                            Mgmt          No vote
       MADHAV V. RAJAN                                           Mgmt          No vote
       MARK WIEDMAN                                              Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  934621156
--------------------------------------------------------------------------------------------------------------------------
        Security:  464287234
    Meeting Type:  Special
    Meeting Date:  19-Jun-2017
          Ticker:  EEM
            ISIN:  US4642872349
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JANE D. CARLIN                                            Mgmt          No vote
       RICHARD L. FAGNANI                                        Mgmt          No vote
       DREW E. LAWTON                                            Mgmt          No vote
       MADHAV V. RAJAN                                           Mgmt          No vote
       MARK WIEDMAN                                              Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  934621156
--------------------------------------------------------------------------------------------------------------------------
        Security:  464287655
    Meeting Type:  Special
    Meeting Date:  19-Jun-2017
          Ticker:  IWM
            ISIN:  US4642876555
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JANE D. CARLIN                                            Mgmt          No vote
       RICHARD L. FAGNANI                                        Mgmt          No vote
       DREW E. LAWTON                                            Mgmt          No vote
       MADHAV V. RAJAN                                           Mgmt          No vote
       MARK WIEDMAN                                              Mgmt          No vote



FundX Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  934621156
--------------------------------------------------------------------------------------------------------------------------
        Security:  464287705
    Meeting Type:  Special
    Meeting Date:  19-Jun-2017
          Ticker:  IJJ
            ISIN:  US4642877058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JANE D. CARLIN                                            Mgmt          No vote
       RICHARD L. FAGNANI                                        Mgmt          No vote
       DREW E. LAWTON                                            Mgmt          No vote
       MADHAV V. RAJAN                                           Mgmt          No vote
       MARK WIEDMAN                                              Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 JANUS INVESTMENT FUND                                                                       Agenda Number:  934526407
--------------------------------------------------------------------------------------------------------------------------
        Security:  471023333
    Meeting Type:  Special
    Meeting Date:  17-May-2017
          Ticker:  JATIX
            ISIN:  US4710233333
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE A NEW INVESTMENT ADVISORY                      Mgmt          For                            For
       AGREEMENT BETWEEN THE TRUST, ON BEHALF OF
       YOUR FUND, AND JANUS CAPITAL MANAGEMENT LLC
       ("JANUS CAPITAL" OR THE "ADVISER").

4.     DIRECTOR
       DIANE L. WALLACE                                          Mgmt          For                            For

5.     TO APPROVE A PROPOSAL THAT WOULD AUTHORIZE                Mgmt          For                            For
       THE ADVISER TO ENTER INTO AND MATERIALLY
       AMEND SUB-ADVISORY AGREEMENTS IN THE FUTURE
       WITH WHOLLY-OWNED SUB-ADVISERS AND
       UNAFFILIATED SUB-ADVISERS, WITH THE
       APPROVAL OF THE BOARD OF TRUSTEES OF THE
       TRUST, BUT WITHOUT OBTAINING ADDITIONAL
       SHAREHOLDER APPROVAL (THE "MANAGER OF
       MANAGERS PROPOSAL").



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         FundX Investment Trust
By (Signature)       /s/ Jason Browne
Name                 Jason Browne
Title                President
Date                 07/28/2017